Investment Objectives and Goals	Feb. 27, 2026
Equity Series
Prospectus [Line Items]
Risk/Return [Heading]	Equity Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide long-term growth of capital.
Overseas Series
Prospectus [Line Items]
Risk/Return [Heading]	Overseas Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide long-term growth.
Disciplined Value Series
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined Value Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.
Rainier International Discovery Series
Prospectus [Line Items]
Risk/Return [Heading]	Rainier International Discovery Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment objective of the Rainier International Discovery Series (the “Series”) is to seek long-term capital appreciation.
Multi Classes [Member] | Pro-Blend(R) Conservative Term Series
Prospectus [Line Items]
Risk/Return [Heading]	Pro-Blend® Conservative Term Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ primary objective is to provide preservation of capital
Objective, Secondary [Text Block]	and its secondary objectives are to provide income and long-term growth of capital.
Multi Classes [Member] | Pro-Blend ® Moderate Term Series
Prospectus [Line Items]
Risk/Return [Heading]	Pro-Blend® Moderate Term Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Multi Classes [Member] | Pro-Blend ® Extended Term Series
Prospectus [Line Items]
Risk/Return [Heading]	Pro-Blend® Extended Term Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ primary objective is to provide long-term growth of capital
Objective, Secondary [Text Block]	and its secondary objective is to provide preservation of capital.
Multi Classes [Member] | Pro-Blend ® Maximum Term Series
Prospectus [Line Items]
Risk/Return [Heading]	Pro-Blend® Maximum Term Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ objective is to provide long-term growth of capital.
Class W [Member] | Pro-Blend(R) Conservative Term Series
Prospectus [Line Items]
Risk/Return [Heading]	Pro-Blend® Conservative Term Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ primary objective is to provide preservation of capital
Objective, Secondary [Text Block]	and its secondary objectives are to provide income and long-term growth of capital.
Class W [Member] | Pro-Blend ® Moderate Term Series
Prospectus [Line Items]
Risk/Return [Heading]	Pro-Blend® Moderate Term Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Class W [Member] | Pro-Blend ® Extended Term Series
Prospectus [Line Items]
Risk/Return [Heading]	Pro-Blend® Extended Term Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ primary objective is to provide long-term growth of capital
Objective, Secondary [Text Block]	and its secondary objective is to provide preservation of capital.
Class W [Member] | Pro-Blend ® Maximum Term Series
Prospectus [Line Items]
Risk/Return [Heading]	Pro-Blend® Maximum Term Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ objective is to provide long-term growth of capital.